Events After Reporting Period	6 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after reporting period
25.	Events after reporting period

The Company has assessed all events from December 31, 2025, up through April 29, 2026 which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated unaudited interim condensed consolidated financial statements except the below matter.

On March 10, 2025, the Company received a letter from Nasdaq notifying the Company that based on the closing bid price of the Company for the period from January 24, 2025 to March 7, 2025, the Company no longer met the continued listing requirement of Nasdaq under Nasdaq Listing Rules 5550(a)(2), to maintain a minimum bid price of US$ 1.00 per share (the “Minimum Bid Price Requirement”). The Company was provided 180 calendar days, or until September 8, 2025, in which to regain compliance with Nasdaq continued listing requirement. On September 9, 2025, the Company received a letter from Nasdaq notifying the Company that the Company was eligible for an additional 180 calendar day period, or until March 9, 2026, to regain compliance.

On February 27, 2026, Nasdaq notified the Company that the Company had regained compliance with the Minimum Bid Price Requirement, by having a closing bid price at or greater than US$ 1.00 per Class A Ordinary Share from January 29, 2026 to February 26, 2026.

On March 3, 2026, the Board approved the increase of the authorized shares of the Company from 500,000,000 Ordinary Shares comprising 497,500,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares to 1,000,000,000 Ordinary Shares comprising 997,500,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares, to be effective upon successful filing and registration of the third amended and restated memorandum of association and articles of association with the Registrar of Corporate Affairs in the British Virgin Islands, which filing and registration occurred on the same day.

On March 16, 2026, the Company entered into a share subscription agreement with the Controlling Shareholder, pursuant to which the Company has agreed to issue and allot, and the Controlling Shareholder has agreed to subscribe for, 60,000,000 Class B Ordinary Shares of the Company in the total consideration of US$600 (the “Subscription”), subject to certain closing conditions. In connection with the Subscription, the Board approved to re-classify and re-designate 60,000,000 Class A Ordinary Shares out of the authorized but unissued Class A Ordinary Shares to Class B Ordinary Shares and adopted the Memorandum and Articles.

On March 16, 2026, the Company has filed a registration statement on Form F-1 (File No. 333-294360) with the United States Securities and Exchange Commission (“SEC”) in connection with the proposed offering on Nasdaq.

On March 23, 2026, the Company entered into a securities purchase agreement with certain investors (the “Securities Purchase Agreement”) for the Offering for aggregate gross proceeds to the Company of approximately US$16 million, before deducting placement agent fees and other estimated expenses payable by the Company. Pursuant to the Securities Purchase Agreement and the Registration Statement, the Company issued and sold: (i) 4,065,957 units (the “Ordinary Units”), each consisting of one Class A ordinary shares of the Company, par value US$0.00001 per share, one series A warrant to purchase one Class A Ordinary Shares (each a “Series A Warrant”) and one series B Warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”), and (ii) 19,022,066 pre-funded units (the “Pre-Funded Units”), each consisting of one pre-funded warrant to purchase one Class A Ordinary Share (each a “Pre-Funded Warrant”), one Series A Warrant and one Series B Warrant at a public offering price of US$0.693 per Ordinary Unit and US$0.69299 per Pre-Funded Unit. The Offering closed on March 24, 2026.

On March 24, 2026, the Board approved a reverse share split of all of the Company’s issued and unissued shares, including its Class A ordinary shares, par value US$0.00001 each and Class B ordinary shares, par value US$0.00001 each on a 1 for 250 (the “Reverse Share Split”). Pursuant to the BVI Business Companies Act (as amended) and Memorandum and Articles of Association, the Board is authorized to effect the Reverse Share Split without the approval of the Company’s shareholders.

The Company’s Class A Ordinary Shares will begin trading on the Nasdaq on a post-Reverse Share Split basis upon the opening of the market on April 6, 2026.

As a result of the Reverse Share Split, each two-hundred-fifty (250) issued and outstanding Class A Ordinary Shares will be combined into one (1) Class A Ordinary Share and each two-hundred-fifty (250) issued and outstanding Class B Ordinary Shares will be combined into one (1) Class B Ordinary Share, automatically and without any action by shareholders. The Reverse Share Split will result in a proportional increase in par value from US$0.00001 per share to US$0.0025 per share and an adjustment of the Company’s authorized shares comprising (a) 3,750,000 Class A Ordinary Shares with a par value of US$0.0025 each and (b) 250,000 Class B Ordinary Shares with a par value of US$0.0025 each. After giving effect to the Reverse Share Split, the Company expects to have approximately 1,521,376 Class A Ordinary Shares and 250,000 Class B Ordinary Shares issued and outstanding. The Reverse Share Split is intended to increase the market price per Class A Ordinary Share to allow the Company to maintain its Nasdaq listing.